Summary of Significant Accounting Policies (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Summary of Significant Accounting Policies [Abstract]
Cash and cash equivalents	1,241	93,302
Buildings and Equipment
Brazilian Real exchange rate to USD	0.49290	0.55330
Stock Options [Member]
Basic and Diluted Net Income (Loss) Per Share
Potentially dilutive securities outstanding	9,650,000	1,200,000
Warrant [Member]
Basic and Diluted Net Income (Loss) Per Share
Potentially dilutive securities outstanding	8,000,000
Vehicles [Member]
Buildings and Equipment
Useful life	10 years
Furniture, Fixtures and Office Equipment [Member] | Minimum [Member]
Buildings and Equipment
Useful life	2 years
Furniture, Fixtures and Office Equipment [Member] | Maximum [Member]
Buildings and Equipment
Useful life	10 years